Reorganization and IPO (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Reorganization And Inital Public Offering [Line Items]
Retained profits distributions to pre-IPO partners	$ 105,301		$ 285
Repayment of principal amounts under the revolving credit agreement	90,000	0
Purchase of 2,720,823 Class A common units from certain investors	76,319	0
Financing activities using IPO net proceeds and cash on hand	$ 271,620